Risk management - Non derivative hedging instrument (Details) - Cash flow hedging - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Risk management
Opening balance	$ 6,265	$ 5,572
Reassignment of hedging instruments	290	970
Realization of exports	(290)	(970)
Designation of new coverage	0	693
Closing balance	$ 6,265	$ 6,265